Related Party and Party-In-Interest Transactions - Additional Information (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Accounting Policy [Line Items]
Administrative expenses	$ 202,182
Net appreciation in fair value of investments	20,506,907
Investment acquired	1,174,284
Investment sold	$ (1,984,174)
Employer Common Stock
EBP, Accounting Policy [Line Items]
Number of shares (in shares)	286,217	294,110
Investment cost	$ 7,888,606	$ 7,817,752
Net appreciation in fair value of investments	2,144,501
Dividend income on investment	$ 270,330